Basis of preparation and presentation (Tables)	12 Months Ended
Jun. 30, 2018
Basis Of Preparation And Presentation
Schedule of consolidated financial statements

The consolidated financial statements comprise the financial statements of Brasilagro and its subsidiaries as of June 30, 2018 and 2017, as described bellow:

	Ownership %
	2018	2017	2016
Jaborandi Agrícola Ltda	99.99	99.99	99.99
Imobiliária Jaborandi	99.99	99.99	99.99
Cremaq	99.99	99.99	99.99
Engenho de Maracaju	99.99	99.99	99.99
Araucária	99.99	99.99	99.99
Mogno	99.99	99.99	99.99
Cajueiro	99.99	99.99	99.99
Ceibo	99.99	99.99	99.99
Flamboyant	99.99	99.99	99.99
Palmeiras (a)	99.99	99,99	—
Moroti (a)	99.99	—	—
FIM Guardian Exclusive Fund (b)	—	100.00	100.00

(a)	Subsidiary incorporaded during the Cresca spin-off process, as per Note 1.1.

(b)	During the year, the Company extinguisned its exclusive investment fund (FIM Guardian).

Schedule of depreciation rate

Depreciation is calculated using the straight-line method over their estimated useful lives, at the depreciation rates described below:

Annual depreciation rates %

Buildings and improvements	2-20
Equipment and facilities	10
Vehicles and agricultural machinery	13-20
Furniture and fixtures	10
Opening of areas	10-20
Permanent cultures	16-27

Schedule of reclassifications on the statement of financial position

This change of nomenclature does not alter how financial instruments are subsequently measured; it only impacts the disclosure of financial instruments by category in the financial statements, as shown below:

	6/30/2018	Category
Financial Instruments	Consolidated	IAS 39	IFRS 9
Trade accounts receivable	57,185	Loans and receivables	Amortized cost
Transactions with Related Parties	1,660	Loans and receivables	Amortized cost
Trade accounts payable	48,518	Financial liabilities at amortized cost	Amortized cost
Loans and financing	255,805	Financial liabilities at amortized cost	Amortized cost